SUPPLEMENT DATED JULY 2, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1
                           VISIONARY VARIABLE ANNUITY

PLEASE USE THIS SUPPLEMENT WITH THE VISIONARY PROSPECTUS DATED MAY 1, 2001. READ IT CAREFULLY AND KEEP IT WITH YOUR MAY 1, 2001 PROSPECTUS FOR FUTURE REFERENCE.

NEW VARIABLE ADMINISTRATIVE OFFICE

Effective June 30, 2001, IL Annuity and Insurance Company has transferred the administration of the Visionary variable annuity contract from the processing center of USA Administrative Services in Louisville, Kentucky to:

         IL Annuity Variable Administration
         2960 N. Meridian Street
         Indianapolis, Indiana 46208

                  Or
         P.O. Box 6012
         Indianapolis, Indiana 46206-6012

         Telephone:        1-888-232-6486 (toll-free)
         Fax:              1-800-611-3587

         Operating Hours:           8:00 a.m. to 4:00 p.m. Eastern Standard Time
         ---------------            Monday - Friday

All references in the Visionary prospectus to the Variable Administrative Office are changed to refer to:

         IL Annuity Variable Administration

Please direct all premium payments and any requests, orders or questions regarding the Visionary variable annuity to the address, telephone and fax numbers of:

         IL Annuity Variable Administration, as noted above.

                        SUPPLEMENT DATED JULY 2, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1
                        VISIONARY CHOICE VARIABLE ANNUITY

PLEASE USE THIS SUPPLEMENT WITH THE VISIONARY CHOICE PROSPECTUS DATED MAY 1, 2001. READ IT CAREFULLY AND KEEP IT WITH YOUR MAY 1, 2001 PROSPECTUS FOR FUTURE REFERENCE.

NEW VARIABLE ADMINISTRATIVE OFFICE

Effective June 30, 2001, IL Annuity and Insurance Company has transferred the administration of the Visionary Choice variable annuity contract from the processing center of USA Administrative Services in Louisville, Kentucky to:

         IL Annuity Variable Administration
         2960 N. Meridian Street
         Indianapolis, Indiana 46208

                  Or
         P.O. Box 6012
         Indianapolis, Indiana 46206-6012

         Telephone:        1-888-232-6486 (toll-free)
         Fax:              1-800-611-3587

         Operating Hours:           8:00 a.m. to 4:00 p.m. Eastern Standard Time
         ---------------            Monday - Friday

All references in the Visionary Choice prospectus to the Variable Administrative Office are changed to refer to:

         IL Annuity Variable Administration

Please direct all premium payments and any requests, orders or questions regarding the Visionary Choice variable annuity to the address, telephone and fax numbers of:

         IL Annuity Variable Administration, as noted above.